Condensed Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 42,683	$ 77,094
Prepaid expenses	4,147	4,147
Accounts receivable	7,549	4,833
Total current assets	54,379	86,074
Noncurrent assets
Property, plant and equipment, net	5,569	4,960
In-process research and development	16,900	16,900
Intangible assets, net	1,192	1,236
Goodwill	8,255	8,255
Other assets	4,777	3,772
Total Assets	91,072	121,197
Current liabilities
Accounts payable and accrued expenses	20,002	22,375
Accrued compensation	4,788	10,552
Convertible notes payable	14,147	14,041
Deferred DOE cost share		104
Other accrued liabilities	2,660	1,440
Total current liabilities	41,597	48,408
Noncurrent liabilities	2,910	2,976
Deferred revenue	642	1,415
Total liabilities	45,149	52,799
Mezzanine equity	2,140	2,140
Members' equity
Convertible preferred units	819,694	819,694
Common units	29,082	28,184
Accumulated deficit	(804,993)	(781,620)
Total members' equity	43,783	66,258
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	$ 91,072	$ 121,197